Net (Loss) / Income from continuing operations Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerators
Partnership's net (loss) / income from continuing operations	$ (7,611)	$ 15,795	$ 18,750
Less:
Preferred unit holders' interest in Partnership's net income from continuing operations	11,101	11,101	11,101
General Partner's interest in Partnership's net (loss) / income from continuing operations	(352)	86	150
Partnership's net (loss) / income from continuing operations allocable to unvested units	(103)	13	52
Common unit holders' interest in Partnership's net (loss) / income from continuing operations	$ (18,257)	$ 4,595	$ 7,447
Denominators
Weighted average number of common units outstanding, basic and diluted	18,100,455	17,692,192	17,114,761
Net (loss) / income from continuing operations per common unit:
Basic and Diluted	$ (1.01)	$ 0.26	$ 0.44